ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DIVIDEND GROWTH FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 96.6%
CONSUMER DISCRETIONARY 11.0%
Hotels, Restaurants & Leisure 1.9%
Carnival	125,000	6,054
International Game Technology	165,000	7,112
Marriott, Class A	105,000	4,564
		17,730
Leisure Equipment & Products 0.4%
Mattel	165,000	3,871
		3,871
Media 5.0%
CBS, Class B	40,000	1,260
EchoStar Communications, Class A (1)	60,000	2,809
McGraw-Hill	150,000	7,636
Meredith	95,000	5,443
Omnicom	235,000	11,301
Time Warner	625,000	11,475
Tribune	40,174	1,098
Viacom, Class B (1)	132,500	5,164
		46,186
Multiline Retail 2.1%
Family Dollar Stores	235,000	6,241
Target	200,000	12,714
		18,955
Specialty Retail 1.6%
Home Depot	250,000	8,110
Ross Stores	235,000	6,025
		14,135
Total Consumer Discretionary		100,877
CONSUMER STAPLES 9.1%
Beverages 2.9%
Coca-Cola	172,500	9,914
PepsiCo	152,500	11,172
Pernod-Ricard (EUR)	24,000	5,223
		26,309
Food & Staples Retailing 3.0%
CVS Caremark	151,100	5,988
Sysco	170,000	6,050
Wal-Mart	90,000	3,928
Walgreen	240,000	11,338
		27,304
Food Products 1.7%
General Mills	145,000	8,411
Kraft Foods, Class A	72,662	2,508
McCormick	135,000	4,856
		15,775
Household Products 0.8%
Colgate-Palmolive	100,000	7,132
		7,132
Tobacco 0.7%
Altria Group	100,000	6,953
		6,953
Total Consumer Staples		83,473
ENERGY 10.9%
Energy Equipment & Services 3.0%
Baker Hughes	182,500	16,492
Diamond Offshore Drilling	100,000	11,329
		27,821
Oil, Gas & Consumable Fuels 7.9%
BP, ADR	150,000	10,403
Chevron	125,000	11,697
CONSOL Energy	115,000	5,359
ExxonMobil	325,000	30,082
Total, ADR	185,000	14,991
		72,532

Total Energy		100,353
FINANCIALS 20.7%
Capital Markets 7.8%
Ameriprise Financial	85,000	5,364
Bank of New York Mellon	358,114	15,807
Morgan Stanley	117,500	7,403
Nuveen Investments	182,900	11,329
State Street	185,000	12,610
UBS (CHF)	241,000	12,925
Waddell & Reed Financial, Class A	245,000	6,622
		72,060
Commercial Banks 2.9%
First Horizon National	130,000	3,466
U.S. Bancorp	310,000	10,084
Wells Fargo	365,000	13,001
		26,551
Consumer Finance 1.3%
American Express	180,000	10,687
Discover Financial (1)	53,750	1,118
		11,805
Diversified Financial Services 2.0%
Citigroup	390,000	18,201
		18,201
Insurance 5.9%
American International Group	130,000	8,794
Aon	180,000	8,066
Axis Capital Holdings	145,000	5,642
Genworth Financial, Class A	280,000	8,604
Hartford Financial Services	92,500	8,561
Prudential Financial	112,500	10,978
XL Capital	45,000	3,564
		54,209
Real Estate Investment Trusts (REITs) 0.5%
Vornado Realty Trust, REIT	39,000	4,265
		4,265
Real Estate Management & Development 0.3%
St. Joe	95,000	3,193
		3,193
Total Financials		190,284
HEALTH CARE 10.7%
Health Care Equipment & Supplies 3.5%
C.R. Bard	55,000	4,851
Covidien (1)	170,000	7,055
Dentsply International	175,000	7,287
Medtronic	232,500	13,115
		32,308
Health Care Providers & Services 1.9%
Cardinal Health	150,000	9,379
CIGNA	145,000	7,727
		17,106
Pharmaceuticals 5.3%
Abbott Laboratories	100,000	5,362
Eli Lilly	130,000	7,401
Johnson & Johnson	140,000	9,198
Novartis, Regulation D Shares (CHF)	142,000	7,816
Pfizer	355,000	8,673
Wyeth	240,000	10,692
		49,142
Total Health Care		98,556
INDUSTRIALS & BUSINESS SERVICES 13.2%
Aerospace & Defense 2.5%
General Dynamics	150,000	12,670
Rockwell Collins	145,000	10,591
		23,261
Air Freight & Logistics 1.8%
C.H. Robinson Worldwide	57,500	3,122
Expeditors International of Washington	95,000	4,494
UPS, Class B	125,000	9,387
		17,003
Airlines 0.5%
Southwest Airlines	300,000	4,440
		4,440
Building Products 0.6%
Masco	225,000	5,213
		5,213
Industrial Conglomerates 4.2%
GE	485,000	20,079
Roper Industries	210,000	13,755
Tyco International	100,000	4,434
		38,268
Machinery 2.9%
Danaher	130,000	10,752
Deere	35,000	5,195
Dover	90,000	4,586
Illinois Tool Works	110,000	6,560
		27,093
Road & Rail 0.7%
Norfolk Southern	120,000	6,229
		6,229
Total Industrials & Business Services		121,507
INFORMATION TECHNOLOGY 10.6%
Communications Equipment 1.8%
Cisco Systems (1)	140,000	4,635
Nokia, ADR	312,500	11,853
		16,488
Computers & Peripherals 0.6%
Dell (1)	200,000	5,520
		5,520
Electronic Equipment & Instruments 0.4%
Tyco Electronics	100,000	3,543
		3,543
IT Services 2.6%
Accenture, Class A	110,000	4,428
Automatic Data Processing	205,000	9,416
Paychex	110,000	4,510
Western Union	250,000	5,242
		23,596
Semiconductor & Semiconductor Equipment 3.5%
Analog Devices	220,000	7,955
Applied Materials	185,000	3,829
Intel	210,000	5,431
Linear Technology	225,000	7,873
Microchip Technology	80,000	2,906
Xilinx	165,000	4,313
		32,307
Software 1.7%
Microsoft	550,000	16,203
		16,203

Total Information Technology		97,657
MATERIALS 3.2%
Chemicals 2.5%
Potash Corp of Saskatchewan	30,000	3,171
Praxair	117,500	9,842
Sigma Aldrich	200,000	9,748
		22,761
Paper & Forest Products 0.7%
International Paper	185,000	6,636
		6,636
Total Materials		29,397
TELECOMMUNICATION SERVICES 5.6%
Diversified Telecommunication Services 2.5%
AT&T	240,000	10,154
Telus, (Non-Voting Shares)	80,000	4,492
Verizon Communications	200,000	8,856
		23,502
Wireless Telecommunication Services 3.1%
Alltel	40,000	2,787
Crown Castle International (1)	235,000	9,548
Sprint Nextel	185,000	3,515
Vodafone, ADR	345,000	12,524
		28,374
Total Telecommunication Services		51,876
UTILITIES 1.6%
Gas Utilities 0.5%
AGL Resources	125,000	4,953
		4,953
Multi-Utilities 1.1%
Public Service Enterprise	110,000	9,679
		9,679
Total Utilities		14,632

Total Common Stocks (Cost $583,213)		888,612
CONVERTIBLE BONDS 0.5%
Lamar Advertising, 2.875%, 12/31/10	4,340,000	4,998
Total Convertible Bonds (Cost $4,730)		4,998
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Reserve Investment Fund, 5.46% (2)(3)	24,406,986	24,407
Total Short-Term Investments (Cost $24,407)		24,407
Total Investments in Securities
99.8% of Net Assets (Cost $612,350)		$918,017

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3.
ADR	American Depository Receipts
CHF	Swiss Franc
EUR	Euro
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Dividend Growth Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Dividend Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income through investments primarily in dividend-paying stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2- FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $612,350,000. Net unrealized gain aggregated $305,667,000 at period-end, of which $312,391,000 related to appreciated investments and $6,724,000 related to depreciated investments.

NOTE 3- RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $852,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $24,407,000 and $23,742,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007